Goodwill - Key assumptions used in the determination of recoverable value (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 USD ($)
Silicon Metals And Silicon Alloys United States Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate	0.023	0.020	2.0
Normalized Tax Rate	0.210	0.210	21.0
Silicon Metals And Silicon Alloys United States Segment [Member] | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.132	0.103	11.1
Silicon Metals Canada Segment [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Long-Term Growth Rate			2.0
Normalized Tax Rate			26.6
Silicon Metals Canada Segment [Member] | Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets			11.5